Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of first operating lease
October 1, 2022 to September 30, 2023	$11,265
October 1, 2023 to September 30, 2024	$11,605
October 1, 2024 to September 30, 2025	$11,957

October 1, 2022 to September 30, 2023	$7,367
October 1, 2023 to September 30, 2024	$7,588
October 1, 2024 to September 30, 2025	$7,814

Schedule of future minimum lease payments under non-cancelable operating leases
Year ending December 31,
2023	$753,871
2024	276,358
2025	177,939
Total future minimum lease payments	$1,208,168
Less portion representing interest	(133,114)
Present value of lease obligations	1,075,054
Less current portion of lease obligations	(688,188)
Long term portion of lease obligations	$386,866